Non-controlling interest - Schedule of summarized balance sheet information related to non-controlling interest (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 137,123	$ 154,144
Non-current assets	244,498	201,606
Total Assets	381,621	355,750
Current liabilities	(42,455)	(38,973)
Total Liabilities	(125,822)	(81,196)
LPV [Member]
Disclosure of subsidiaries [line items]
Current assets	1,713	11,742
Non-current assets	19,508	15,344
Total Assets	21,221	27,086
Current liabilities	(383)	(374)
Total Liabilities	$ (383)	$ (374)